CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues	$ 385,666		$ 288,384		$ 200,783
Business tax	(4,522)		(4,967)		(3,808)
Net revenues	381,144	[1]	283,417	[1]	196,975	[1]
Cost of revenues	(251,540)		(181,121)		(125,689)
Gross profit	129,604		102,296		71,286
Operating expenses:
General and administrative expenses	(63,279)		(50,768)		(44,277)
Selling and marketing expenses	(32,855)		(27,685)		(17,468)
Research and development expenses	(4,951)		(3,684)		(3,852)
Total operating expenses	(101,085)		(82,137)		(65,597)
Changes in fair value of contingent consideration in connection with business combination	(1,118)		(4,969)		28
Other income (expense)	(231)		324		262
Government subsidies	1,110		1,840		3,269
Gain on deconsolidation of Wuxi iCarnegie					1,079
Income (loss) from operations	28,280		17,354		10,327
Interest income	775		1,118		180
Interest expense	(1,966)		(1,424)		(5,742)
Change in fair value of convertible note derivatives			2,832		(8,428)
(Loss) income before provision for income taxes and loss in equity method investments, net of income taxes	27,089		19,880		(3,663)
Income taxes benefit (expense)	(4,370)		(319)		288
(Loss) income after income taxes before loss in equity method investments, net of income taxes	22,719		19,561		(3,375)
Loss on equity method investments, net of income taxes	(637)		(565)		(245)
Net (loss) income	22,082		18,996		(3,620)
Less: Net (loss) income attributable to noncontrolling interest	(27)		151		(438)
Net (loss) income attributable to iSoftStone Holdings Limited	$ 22,109		$ 18,845		$ (3,182)
Net (loss) income per share attributable to ordinary shareholders of iSoftStone Holdings Limited:
Basic	$ 0.04		$ 0.03		$ (0.05)
Diluted	$ 0.04		$ 0.03		$ (0.05)
Weighted average shares used in calculating net income (loss) per ordinary share
Basic	564,069,512	[2]	547,143,620	[2]	149,341,325	[2]
Diluted	582,402,472	[3]	592,082,213	[3]	149,341,325	[3]

[1]	Net revenues are presented by headquarters location of the Group's clients.
[2]	The calculation of weighted average number of shares used in computing basic net income per ordinary share included certain shares to be issued unconditionally. For year 2010, such shares included 500,000 ordinary shares to be issued unconditionally in connection with a 2006 acquisition, a weighted average number of 45,188 ordinary shares to be issued in connection with a 2010 acquisition and a weighted average number of 1,325,715 vested nonvested shares to be issued unconditionally (see Note 22). For year 2011, such shares included a weighted average number of 467,369 vested nonvested shares issued in 2011 and a weighted average number of 970,215 ordinary shares to be issued in connection with a 2010 acquisition (see Note 22). For year 2012, such shares included a weighted average number of 970,215 ordinary shares to be issued in connection with a 2010 acquisition (see Note 22).
[3]	The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities.